Income Taxes	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Income Taxes
Income Taxes
Our historical provision for income taxes was prepared on a separate return basis as if the Company was a stand-alone entity for periods prior to the Distribution. Prior to the Distribution, the Company was included in the Dean Foods’ U.S. consolidated federal income tax return and also filed some U.S. state income tax returns on a combined basis with Dean Foods. For periods subsequent to the Distribution, the Company will file its own U.S. federal and state income tax returns. Our foreign subsidiaries file local income tax returns in the jurisdictions in which they operate.
For each interim period, the Company estimates the effective tax rate expected to be applicable for the full year and applies that rate to income before income taxes for the period. Additionally, the Company records discrete income tax items in the period in which they are incurred.
The effective tax rate for the three months ended June 30, 2014 was 37.3% compared to 31.2% for the three months ended June 30, 2013. The effective tax rate for the six months ended June 30, 2014 was 34.9% compared to 33.4% for the six months ended June 30, 2013. The increase was due in part to a favorable state tax adjustment in the second quarter of 2013, as well as the impact of nondeductible transaction costs in the first half of 2014. Changes in the relative profitability of our operating segments, as well as, changes to federal, state and foreign tax laws, may cause the rate to change from historical rates.

Income Taxes
Our provision for income taxes has been prepared on a separate return basis as if the Company was a stand-alone entity for periods prior to the Distribution. For periods prior to the Distribution, the Company is included in the Dean Foods’ U.S. consolidated federal income tax return and also files some U.S. state income tax returns on a combined basis with Dean Foods. Our foreign subsidiaries file local income tax returns in the jurisdictions in which they operate.
The Company completed a number of transactions with Dean Foods under the tax matters agreement and in connection with the spin-off, including the transfer of deferred tax assets and liabilities prior to or at spin date. As a result of these transactions, $13.3 million of net distributions are reflected in contributions to equity in the consolidated statements of shareholders’ equity. In addition, $3.5 million of our income tax payable is reflected as a reduction to contributions to equity in the consolidated statements of shareholders’ equity as a result of being included in the Dean Foods’ U.S. consolidated federal income tax return, Dean Foods’ payment of domestic taxes through the IPO date, and the settlement of our 2012 tax sharing true-up payments with Dean Foods.
Income from continuing operations before income taxes is comprised of the following:

	Year Ended December 31
	2013	2012	2011
	(In thousands)
Domestic	$124,441	$149,417	$138,410
Foreign	18,793	19,955	28,013
Income from continuing operations before income taxes	$143,234	$169,372	$166,423

Income tax expense consists of the following components:

	Year Ended December 31
	2013	2012(1)	2011(2)
	(In thousands)
Current income taxes:
Federal	$34,219	$45,121	$15,737
State	7,937	8,581	5,411
Foreign	2,082	2,394	430
Total current income tax expense	44,238	56,096	21,578
Deferred income taxes:
Federal	2,072	3,454	28,954
State	(1,990)	(636)	2,551
Foreign	(127)	(2,056)	(994)
Total deferred income tax expense (benefit)	(45)	762	30,511
Total income tax expense	$44,193	$56,858	$52,089
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(1)	Excludes $0.1 million in income tax expense related to discontinued operations.

(2)	Excludes $5.5 million in income tax benefit related to discontinued operations.
A reconciliation of the statutory U.S. federal tax rate to the Company’s effective tax rate is as follows:

	Year Ended December 31
	2013	2012	2011
Tax expense at statutory rate of 35%	35.0%	35.0%	35.0%
State income taxes	3.5%	4.0%	3.5%
Foreign taxes versus U.S. statutory rate	(5.3)%	(3.5)%	(4.6)%
SoFine write-down	2.4%	0.0%	0.0%
U.S. manufacturing deduction	(2.4)%	(2.1)%	(0.7)%
Deferred tax rate adjustments	(1.8)%	(1.1)%	(0.1)%
Uncertain tax positions	(0.1)%	(0.8)%	(2.1)%
Non deductible transaction costs	0.0%	2.7%	0.0%
Other	(0.4)%	(0.6)%	0.3%
Effective tax rate	30.9%	33.6%	31.3%

In the table above, the amounts for uncertain tax positions and deferred tax rate adjustments include amounts related to state and foreign income taxes.
The tax effects of temporary differences giving rise to deferred income tax assets (liabilities) were:

	December 31,
	2013(1)	2012(2)
	(In thousands)
Deferred income tax assets:
Share-based compensation	$21,630	$6,578
Derivative instruments	16,616	24,861
Accrued liabilities	10,188	6,844
Inventories	4,390	4,140
Receivables	3,375	3,303
Net operating loss carryforwards	2,695	5,459
Other	1,617	1,574
Valuation allowances	(126)	(524)
Total deferred income tax assets	60,385	52,235
Deferred income tax liabilities:
Intangible assets	(163,286)	(139,062)
Property, plant and equipment	(108,276)	(110,414)
Total deferred income tax liabilities	(271,562)	(249,476)
Net deferred income tax liability	$(211,177)	$(197,241)
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(1)	Includes $0.8 million of deferred tax assets related to uncertain tax positions.

(2)	Includes $1.2 million of deferred tax assets related to uncertain tax positions.
The net deferred income tax assets (liabilities) shown above are classified in our consolidated balance sheets as follows:

	December 31,
	2013	2012
	(In thousands)
Current assets	$26,588	$21,044
Noncurrent liabilities	(237,765)	(218,285)
Total	$(211,177)	$(197,241)

At December 31, 2013, we had $2.7 million of tax-effected state and foreign net operating loss carryforwards, some of which are subject to certain limitations and begin to expire in 2017. A valuation allowance of $0.1 million has been established at December 31, 2013 because we do not believe it is more likely than not that all of the deferred tax assets related to the state net operating loss carryforwards will be realized prior to expiration.
The following is a reconciliation of the beginning and ending gross unrecognized tax benefits, recorded in our consolidated balance sheets:

	2013	2012	2011
	(In thousands)
Balance at January 1	$10,433	$12,573	$39,862
Increases in tax positions for current year	1,756	20	772
Increases in tax positions for prior years	1,562	459	1,086
Decreases in tax positions for prior years	(2,565)	(608)	(28,451)
Settlement of tax matters	(5,992)	(834)	(696)
Lapse of applicable statutes of limitations	(1,319)	(1,177)	—
Balance at December 31	$3,875	$10,433	$12,573

The additions to unrecognized tax benefits are attributable to U.S. federal and state and foreign tax matters. The settlement of tax matters in 2013 is primarily from the closing of taxing authority examinations related to the Alpro acquisition in 2009, which was substantially offset by the use of adjustments associated with transfer pricing assets.
Of the balance of unrecognized tax benefits at December 31, 2013, $3.9 million would impact our effective tax rate when released. Any changes to our liability for unrecognized tax benefits is not expected to have a material effect on our financial condition, results of operations or liquidity.
We recognize accrued interest related to uncertain tax positions as a component of income tax expense. Penalties, if incurred, are recorded in general and administrative expenses in our consolidated statements of operations. Income tax expense for 2013, 2012, and 2011 included interest expense (income), of $0.1 million, ($0.6) million, and $nil, respectively. Our liability for uncertain tax positions included accrued interest of $0.4 million and $0.3 million at December 31, 2013 and 2012, respectively.
Dean Foods’ U.S. federal income tax returns have been audited through 2011. However, the statute for potential adjustments for the years 2007-2011 remains open, pending further administrative reviews. State income tax returns are generally subject to examination for a period of three to five years after filing. Our foreign income tax returns are generally subject to examination for a period of one to five years after filing. We have various income tax returns in the process of examination, appeals or settlement.